Clinical Trial and Sponsored Research Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
License agreements
License, Clinical Trial and Sponsored Research Agreements
Schedule of Clinical Trial and Sponsored Research Agreements

For the years ended December 31, 2023 and 2022, the Company recorded the following expense in research and development for licenses acquired:

	For the year ended December 31,
($ in thousands)	2023	2022
City of Hope National Medical Center
IV/ICV	—	125
HER2	—	200
CSL Behring (Calimmune)	50	40
Fortress Annual Stock Dividend	477	1,109
Total	$527	$1,474

Clinical trial and sponsored research agreements
License, Clinical Trial and Sponsored Research Agreements
Schedule of Clinical Trial and Sponsored Research Agreements

	For the three months ended September 30,		For the nine months ended September 30,
($ in thousands)	2024	2023	2024	2023
City of Hope National Medical Center
CD123	$—	$23	$—	$23
IL13Rα2	66	180	457	817
CS1(1)	—	—	—	188
PSCA(1)	—	—	—	44
Fred Hutchinson Cancer Center - CD20	—	142	312	1,239
St. Jude Children’s Research Hospital - XSCID(2)	—	(106)	(434)	528
Leiden University Medical Center - RAG1 SCID	—	125	241	349
Mayo Clinic(3)	—	—	(275)	551
Total	$66	$364	$301	$3,739

(1) Licenses and associated sponsored research agreements were terminated in May 2023.

(2) License and associated Data Transfer Agreement were terminated in April 2024.

(3) License and associated sponsored research agreement were terminated in June 2024.